Average Annual Total Returns	12 Months Ended	60 Months Ended	69 Months Ended	70 Months Ended		109 Months Ended				120 Months Ended	173 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025		Dec. 31, 2025	[4]	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		0.38%	[1]			1.90%	[2]	2.01%
Morningstar LSTA Performing Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.01%	6.60%		8.33%	[1]			5.64%	[2]	6.02%
Lipper Loan Participation Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	4.98%	5.30%	7.71%			4.35%				4.70%
T. Rowe Price Floating Rate Fund-Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.55%	6.21%								5.19%
Performance Inception Date											Jul. 29, 2011
T. Rowe Price Floating Rate Fund-Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.56%	3.42%								2.87%
T. Rowe Price Floating Rate Fund-Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	3.53%								2.94%
T. Rowe Price Floating Rate Fund-I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.57%	6.32%						5.11%
Performance Inception Date								Nov. 29, 2016
T. Rowe Price Floating Rate Fund-Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.33%	5.99%								5.00%
Performance Inception Date											Jul. 29, 2011
T. Rowe Price Floating Rate Fund-Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.34%	7.00%		8.42%
Performance Inception Date				Mar. 16, 2020

[1]	Return since 3/16/20.
[2]	Return since 11/29/16.
[3]	Return since 3/31/20.
[4]	Return since 11/30/16.